Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Mar. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	March 31, 2023	September 30, 2022
Other receivable (1)	$74,122	$131,449
Advance to suppliers (2)	89,234	156,491
Deferred initial public offering costs	-	701,396
Prepaid expenses and other current assets	$163,356	$989,336
(1)	Other receivables primarily include advances to employees for business development, rental security deposit for the Company’s office lease and VAT tax refunds receivables and balances to be collected from third-party entities that do not relate to the Company’s normal sales activities.
(2)	Advance to suppliers consists of advances to suppliers for purchasing of raw materials that have not been received. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.